Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Trade and Other Receivables

(13)    Trade and Other Receivables

Details at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Trade receivables	289,316	302,685
Receivables from associates (note 31)	382	3,219
Bad debt provision (note 30)	(20,531)	(19,706)
Trade receivables	269,167	286,198
Other receivables (note 30)	9,901	7,485
Personnel	2,082	566
Advance payments (note 30)	35,426	11,181
Taxation authorities, VAT recoverable	42,707	20,105
Other public entities	2,302	1,344
Other receivables	92,418	40,681
Current income tax assets	42,205	59,531
	403,790	386,410

Other receivables

During 2018, 2017 and 2016 certain companies of the Grifols Group have sold receivables from several public entities, without recourse, to certain financial institutions. Under some of these contracts, the Group receives an initial payment which usually amounts to 90% of the nominal amount of the receivables sold less the associated sale and purchase costs. The deferred collection (equivalent to the rest of the nominal amount) will be made by the Group once the financial institution has collected the nominal amount of the receivables (or the interest, if the balances are received after more than 36 months, depending on the terms of each particular contract) and this amount is recognized in the consolidated balance sheet as a balance receivable from the financial institution. The deferred amount (equivalent to the continuing involvement) totals Euros 1,220 thousand at 31 December 2018 (Euros 1,800 thousand at 31 December 2017), which does not differ significantly from its fair value and coincides with the amount of maximum exposure to losses. The financial institution makes the initial payment when the sale is completed and therefore, the bad debt risk associated with this part of the nominal amount of the receivables is transferred. The Group has transferred the credit risk and control of the receivables to certain financial institutions and has therefore derecognized the asset transferred in the consolidated balance sheet, as the risks and rewards inherent to ownership have not been substantially retained.

Certain foreign Group companies have also entered into a contract to sell receivables without recourse to various financial institutions.

Total balances receivable without recourse sold to financial institutions through the aforementioned contracts in 2018 amount to Euros 1,188,216 thousand (Euros 912,204 thousand in 2017 and Euros 870,324 thousand in 2016).

The finance cost of these operations for the Group totals approximately Euros 6,053 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2018 (Euros 3,973 thousand in 2017 and Euros 4,885 thousand in 2016) (see note 26).

Details of balances with related parties are shown in note 31.